LEASE - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Operating Lease, Payments	$ 38,727	$ 31,583	$ 43,324
Operating and variable lease cost	$ 43,742	$ 42,080	$ 38,839
Lessee, Operating Lease, Term of Contract	10 years
Lessee, Operating Lease, Renewal Term	15 years